Related Party Balances And Transactions - Summary of Transactions with Related Parties (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Interest income	¥ 0	$ 0	¥ 0	¥ 3,414,795
Shanghai Chejia [Member]
Related Party Transaction [Line Items]
Revenue	0	0		14,928,349
Interest income	0	0		2,199,730
Mr Jiayuan Lin [Member]
Related Party Transaction [Line Items]
Interest income	0	0		784,805
Shanghai Wangjin Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest income	¥ 0	$ 0		¥ 430,260